Accounts receivable	12 Months Ended
Dec. 31, 2024
Accounts receivable [Abstract]
Accounts receivable	Accounts receivable
The composition of the accounts receivables are as follows:

	December 31, 2024	December 31, 2023

Card Issuers and Acquirers – Amortized Cost (i)	54,699,240	40,938,386
Card Issuers and Acquirers - FVOCI (i)	1,819,020	—
Other accounts receivable (ii)	132,220	19,241
Total card issuers, acquirers and others	56,650,480	40,957,627

Payroll Loans, net (iii)	2,480,074	1,317,306
Credit Card Receivables, net (iii)	660,113	578,092
Loans, net (iii)	12,606	47,957
Total credit receivables	3,152,793	1,943,355

Total accounts receivable	59,803,273	42,900,983
Current	57,628,538	41,757,204
Non – Current	2,174,735	1,143,779

(i)    Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard, Amex or Elo. However, PagSeguro Brazil’s contractual accounts receivable is with the financial institutions, which are the legal obligors on the accounts receivable payment. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Hipercard, Amex or Elo, as applicable, if the legal obligors do not make the payment. Acquirers: refers to card processing transactions to be received from the acquirers, which are a third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil. The Group has identified certain receivables from Card Issuers and Acquirers which are managed separately. The Group assessed that the appropriate business model of some Card Issuers and Acquirers originated after September of 2024 which is held by the Group as part of liquidity management is held to collect and sell and measured at FVOCI. Therefore, part of receivables, in the amount of R$1,819,020, changed from amortized cost to fair value thorough other comprehensive income. Unrealized loss in the accounts receivable mark-to-market, net of taxes, in the year ended December 31, 2024, totaled R$86,270 (R$0 in the year ended December 31, 2023).
(ii)    Refers to other dispersed receivables from legal obligors.
(iii)    Payroll Loans, Credit Cards receivables and Loans are presented net of the ECL (“expected credit losses”), and are measured according to the IFRS 9, using: Exposure at Default (EAD) related to the exposed credit risk at default; Probability of Default (PD) related to the probability of the counterparty not meeting its contractual payment obligations; and Loss Given Default (LGD) related to the percentage of the exposure that is not expected to be recovered in the event of default. In addition to the methodology for calculating the allowance for impairment (EAD x PD x LGD). The Company takes into consideration the forward-looking information and assumptions as the historical loss experienced at individual transactions level, credit quality and guarantees, economic factors and estimated future cash flows, which could impact the calculation model for provisioning expected credit losses.
9.    Accounts receivable (Continued)
The maturity analysis of accounts receivables is as follows:

	December 31, 2024	December 31, 2023

Past due	272,294	664,855
Due within 30 days	21,753,323	16,823,103
Due within 31 to 120 days	22,136,842	14,658,671
Due within 121 to 180 days	6,617,991	5,022,732
Due within 181 to 360 days	7,132,708	5,173,286
Due after 360 days	2,174,735	1,143,779
Expected credit losses	(284,620)	(585,443)
	59,803,273	42,900,983
The maturity analysis of credit receivables is as follows:

	December 31, 2024
	Payroll Loans	Credit Card Receivables	Loans	Total

Past due	21,530	126,769	123,995	272,294
Due within 30 days	71,676	300,225	1,025	372,926
Due within 31 to 120 days	226,039	178,304	3,221	407,564
Due within 121 to 180 days	140,796	108,802	1,219	250,817
Due within 181 to 360 days	377,272	60,163	4,808	442,243
Due after 360 days	1,678,835	3,733	9,002	1,691,570
	2,516,148	777,996	143,270	3,437,414
Expected credit losses	(36,074)	(117,883)	(130,663)	(284,620)
Receivables net of ECL	2,480,074	660,113	12,607	3,152,794

	December 31, 2023
	Payroll Loans	Credit Card Receivables	Loans	Total

Past due	21,921	247,542	395,392	664,855
Due within 30 days	39,939	233,190	3,611	276,740
Due within 31 to 120 days	125,458	143,967	6,518	275,943
Due within 121 to 180 days	74,979	86,614	1,063	162,656
Due within 181 to 360 days	207,902	46,120	1,481	255,505
Due after 360 days	885,366	6,061	1,672	893,099
	1,355,565	763,496	409,737	2,528,798
Expected credit losses	(38,259)	(185,404)	(361,780)	(585,443)
Receivables net of ECL	1,317,306	578,092	47,957	1,943,355
9.    Accounts receivable (Continued)
For the credit receivables the weighting of objective factors plus the analysis of the coverage percentage of accessory guarantees leads to the customer rating, this allows the grouping of customers with similar credit risks and classification into one of the following stages as suggested by IFRS9:

	December 31, 2024
	Credit Amount	Exposure off balance credit limits not used	Expected Credit Losses

Payroll Loans
stage 1	2,480,231	—	(8,564)
stage 2	9,044	—	(887)
stage 3	26,873	—	(26,623)

Credit Card Receivables
stage 1	638,249	1,222,409	(17,595)
stage 2	40,297	25,017	(9,127)
stage 3	99,450	1,021	(91,161)

Loans
stage 1	17,415	—	(5,235)
stage 2	22	—	(17)
stage 3	125,833	—	(125,411)
TOTAL	3,437,414	1,248,447	(284,620)

	December 31, 2023
	Credit Amount	Exposure off balance credit limits not used	Expected Credit Losses

Payroll Loans
stage 1	1,317,858	—	(6,564)
stage 2	5,147	—	(887)
stage 3	32,560	—	(30,808)

Credit Card Receivables
stage 1	360,231	852,138	(3,685)
stage 2	185,325	323,776	(10,203)
stage 3	217,937	3,618	(171,516)

Loans
stage 1	12,710	—	(4,609)
stage 2	2,194	—	(1,415)
stage 3	394,834	—	(355,756)
TOTAL	2,528,797	1,179,532	(585,443)
9.    Accounts receivable (Continued)
The reconciliation of credit portfolio operations segregated by stages:

stage 1	December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure From Stage 3	Write-off	Additions/Reversals	December 31, 2024
Payroll Loans	1,317,858	—	—	—	—	—	1,162,371	2,480,231
Credit card receivables	360,231	(2,591)	(31,332)	23,113	4,922	—	283,907	638,249
Loans	12,710	—	(286)	(26)	—	—	5,017	17,415
	1,690,799	(2,591)	(31,618)	23,087	4,922	—	1,451,295	3,135,895

stage 2	December 31, 2023	Transfer from Stage 1	Transfer to Stage 3	Cure to Stage 1	Cure from Stage 3	Write-off	Additions/Reversals	December 31, 2024
Payroll Loans	5,147	—	(5,687)	—	—	—	9,584	9,044
Credit card receivables	185,325	2,591	(40,874)	(23,113)	—	—	(83,631)	40,297
Loans	2,194	—	(241)	26	—	—	(1,957)	22
	192,666	2,591	(46,802)	(23,087)	—	—	(76,004)	49,363

stage 3	December 31, 2023	Transfer from Stage 1	Transfer from Stage 2	Cure to Stage 1	Cure to Stage 2	Write-off	Additions/Reversals	December 31, 2024
Payroll Loans	32,560	—	5,687	—	—	(28,165)	16,792	26,873
Credit card receivables	217,937	31,332	40,874	(4,922)	—	(138,505)	(47,267)	99,450
Loans	394,834	286	241	—	—	(244,432)	(25,095)	125,833
	645,331	31,618	46,802	(4,922)	—	(411,102)	(55,570)	252,156
The reconciliation of expected credit losses of credit portfolio receivables segregated by stages:

stage 1	December 31, 2023	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure From Stage 3	Write-off	Additions/Reversals	December 31, 2024
Payroll Loans	(6,564)	—	—	—	—	—	(2,000)	(8,564)
Credit card receivables	(3,685)	5,727	26,155	(208)	(4,586)	—	(40,998)	(17,595)
Loans	(4,609)	—	402	—	—	—	(1,028)	(5,235)
	(14,858)	5,727	26,557	(208)	(4,586)	—	(44,026)	(31,394)

stage 2	December 31, 2023	Transfer from Stage 1	Transfer to Stage 3	Cure to Stage 1	Cure from Stage 3	Write-off	Additions/Reversals	December 31, 2024
Payroll Loans	(887)	—	5,240	—	—	—	(5,240)	(887)
Credit card receivables	(10,203)	(5,727)	31,655	208	—	—	(25,060)	(9,127)
Loans	(1,415)	—	10	—	—	—	1,387	(17)
	(12,505)	(5,727)	36,905	208	—	—	(28,913)	(10,031)

stage 3	December 31, 2023	Transfer from Stage 1	Transfer from Stage 2	Cure to Stage 1	Cure to Stage 2	Write-off	Additions/Reversals	December 31, 2024
Payroll Loans	(30,808)	—	(5,240)	—	—	28,165	(18,741)	(26,623)
Credit card receivables	(171,516)	(26,155)	(31,655)	4,586	—	138,505	(4,926)	(91,161)
Loans	(355,756)	(402)	(10)	—	—	244,432	(13,675)	(125,411)
	(558,080)	(26,557)	(36,905)	4,586	—	411,102	(37,342)	(243,195)
9.    Accounts receivable (Continued)
The movement in the allowance for expected credit losses of credit receivables is as follows:

Expected Credit Losses	Payroll Loans	Credit Card Receivables	Loans	Total

December 31, 2022	(12,400)	(451,285)	(521,929)	(985,614)
Additions (Reversals), net	(32,931)	(79,126)	2,749	(109,308)
Write-Off (i)	7,072	345,007	157,400	509,479
December 31, 2023	(38,259)	(185,404)	(361,780)	(585,443)
Additions	(31,221)	(163,887)	(39,147)	(234,255)
Reversals	5,240	92,903	25,831	123,974
Write-Off (i)	28,166	138,505	244,431	411,102
December 31, 2024	(36,075)	(117,883)	(130,662)	(284,620)

(i)    Based on the PagSeguro Group credit risk classification model, which assesses the risk of insolvency and default of counterparties related to credit receivables, for the year ended in December 31, 2024, the Company carried out a write-off of credit receivables after efforts for collections and realization, for cases in which the Company does not expect to receive these amounts. The credit card receivables were written-off in the amount of R$138,505 (R$345,007 in December 31, 2023), loans were written-off in the amount R$244,431 (R$157,400 in December 31, 2023) and payroll loans were written-off in the amount R$28,166 (R$7,072 in December 31, 2023) against the related provision for ECL recognized in previous periods.